Other Operating Income and Expense - Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Taxes other than income taxes	$ 6,636	$ 5,272	$ 4,649
Provisions	55	0	110
Total	$ 6,691	$ 5,272	$ 4,759